Purchases of Common Stock on Monthly Basis (Detail) - $ / shares	1 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2015		Nov. 30, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2015
Equity, Class of Treasury Stock [Line Items]
Total Number of Shares Purchased	1,000	[1]	3,000,000	3,001,000	5,200,000	5,200,000	3,100,000
Average Price Paid per Share	$ 49.80		$ 52.85	$ 52.85	$ 47.01	$ 31.79	$ 31.48
Total Number of Cumulative Shares Purchased as Part of Publicly Announced Plans or Programs	5,150,000		5,150,000	5,150,000	5,150,000			2,150,000
Maximum Number of Shares That May Yet Be Purchased Under the Plans or Programs	14,850,000		14,850,000	14,850,000	14,850,000			17,850,000

[1]	Consists of delivery of shares to TSYS on vesting of shares to pay taxes.